Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	PLYA
Entity Registrant Name	Playa Hotels & Resorts N.V.
Entity Central Index Key	0001692412
Entity Filer Category	Accelerated Filer